SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0
Statutory tax rate (as a percent)		21.00%
Anti-dilutive securities attributable to warrants (in shares)	21,320,000	21,320,000
Cash, FDIC Insured Amount	$ 250,000